Short-term Borrowings and Long-term Debt - Short-term and Other Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2017	Jan. 31, 2017	Jun. 01, 2015
Credit Facility
Short-term borrowings
Maximum borrowing capacity			$ 1,915.0
Credit Facility | Revolver
Short-term borrowings
Maximum borrowing capacity			$ 500.0
Revolver
Short-term borrowings
Amounts outstanding	$ 0.0
Current borrowing availability	$ 485.9
Other Short-term Financing Agreement
Other Borrowing
Initial aggregate principal amount		$ 6.2
Interest rate on borrowings (as a percent)		2.40%